Sundry provisions	12 Months Ended
Dec. 31, 2017
Sundry provisions [Abstract]
Sundry provisions

22.              Sundry provisions

	Note	2017	2016

Provision for customers rebates	(a)	87,913	41,475
Provision for recovery of environmental damages	(b)	300,249	254,040
Other		25,510	23,621
Total		413,672	319,136

Current liabilities		178,676	112,891
Non-current liabilities		234,996	206,245
Total		413,672	319,136

(a)             Client discounts, rebates

Some sales agreements of Braskem provide for a rebate, in products, should some sales volumes be achieved within the year, six-month period or three-month period, depending on the agreement. The bonus is recognized monthly in a provision, assuming that the minimum contractual amount will be achieved. As it is recognized based on contracts, the provision is not subject to significant uncertainties with respect to their amount or settlement.

(b)             Recovery of environmental damages

Braskem has a provision for future expenses for the recovery of environmental damages in some of its industrial plants. The amount provisioned corresponds to the best and most conservative estimate of the expenses required to repair the damages.

(c)             Changes in provisions

		Recovery of
		environmental
	Bonus	damage	Other	Total

December 31, 2016	41,475	254,040	23,621	319,136

Additions, inflation adjustments and exchange variation, net	116,085	102,480	5,744	224,309
Write-offs through usage and payments	(69,647)	(56,271)	(3,855)	(129,773)

December 31, 2017	87,913	300,249	25,510	413,672